Commitments and Contingencies - Commitments (Details) $ in Millions, $ in Millions	Dec. 31, 2021 CAD ($)	Jul. 30, 2015 USD ($)
Disclosure of Commitments [Line Items]
Coal supply and mining agreements1	$ 339
Long-term service agreements	289
Operating leases	43
Growth	1,217
TransAlta Energy Transition Bill	12	$ 55
Total	2,675
Natural gas, transportation and other contracts
Disclosure of Commitments [Line Items]
Purchase obligations	743
Transmission
Disclosure of Commitments [Line Items]
Purchase obligations	32
2022
Disclosure of Commitments [Line Items]
Coal supply and mining agreements1	76
Long-term service agreements	89
Operating leases	4
Growth	941
TransAlta Energy Transition Bill	6
Total	1,172
2022 | Natural gas, transportation and other contracts
Disclosure of Commitments [Line Items]
Purchase obligations	47
2022 | Transmission
Disclosure of Commitments [Line Items]
Purchase obligations	9
2023
Disclosure of Commitments [Line Items]
Coal supply and mining agreements1	98
Long-term service agreements	46
Operating leases	3
Growth	276
TransAlta Energy Transition Bill	6
Total	492
2023 | Natural gas, transportation and other contracts
Disclosure of Commitments [Line Items]
Purchase obligations	54
2023 | Transmission
Disclosure of Commitments [Line Items]
Purchase obligations	9
2024
Disclosure of Commitments [Line Items]
Coal supply and mining agreements1	90
Long-term service agreements	43
Operating leases	3
Growth	0
TransAlta Energy Transition Bill	0
Total	187
2024 | Natural gas, transportation and other contracts
Disclosure of Commitments [Line Items]
Purchase obligations	45
2024 | Transmission
Disclosure of Commitments [Line Items]
Purchase obligations	6
2025
Disclosure of Commitments [Line Items]
Coal supply and mining agreements1	75
Long-term service agreements	32
Operating leases	1
Growth	0
TransAlta Energy Transition Bill	0
Total	158
2025 | Natural gas, transportation and other contracts
Disclosure of Commitments [Line Items]
Purchase obligations	44
2025 | Transmission
Disclosure of Commitments [Line Items]
Purchase obligations	6
2026
Disclosure of Commitments [Line Items]
Coal supply and mining agreements1	0
Long-term service agreements	25
Operating leases	1
Growth	0
TransAlta Energy Transition Bill	0
Total	73
2026 | Natural gas, transportation and other contracts
Disclosure of Commitments [Line Items]
Purchase obligations	45
2026 | Transmission
Disclosure of Commitments [Line Items]
Purchase obligations	2
2027
Disclosure of Commitments [Line Items]
Coal supply and mining agreements1	0
Long-term service agreements	54
Operating leases	31
Growth	0
TransAlta Energy Transition Bill	0
Total	593
2027 | Natural gas, transportation and other contracts
Disclosure of Commitments [Line Items]
Purchase obligations	508
2027 | Transmission
Disclosure of Commitments [Line Items]
Purchase obligations	$ 0